Tax-related balances (Tables)	6 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Summary Of Tax Credit And Other Receivables Payables
A.
Tax credit and other receivables/Other payables

(In thousand Euros)	June 30, 2024	December 31, 2023
VAT receivables	2,629	3,800
Government Grant receivables	1,615	3,200
Income tax credit receivables (short term)	1,053	1,258
Income tax credit receivables (long term)	5,847	6,056
Other tax receivable	173	171
Total	11,317	14,485

(In thousand Euros)	June 30, 2024	December 31, 2023
VAT payable	1,820	2,741
Social Security payable	783	1,372
Personal Income Tax payable	1,595	2,096
Deferred tax liability	8,694	9,347
Total	12,892	15,556

Summary Of Income Tax Credit RecognizedIn Profit Loss
B.
Amounts recognized in profit or loss

(In thousand Euros)	June 30, 2024	June 30, 2023
Loss before Tax	(59,501)	(72,253)
Tax income (at 25%)	14,288	18,063
Unrecognized deferred tax assets on tax losses	(14,288)	(18,063)
Deductions and credits generated	(844)	(1,556)
Other adjustments	(422)	(65)
Income tax expense/(income)	(1,266)	(1,621)

Disclosure of Detailed Information of Unrecognized Tax Losses

As of June 30, 2024 and December 31, 2023 details of unrecognized tax losses to be offset are as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	42,480	42,480
2024	36,665	—
Total	219,232	182,567